SCHEDULE OF EFFECT OF SHARE-BASED COMPENSATION (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation	$ 1,148	$ 3,221
Research and Development Expense [Member]
Share-based compensation	289	1,634
General and Administrative Expense [Member]
Share-based compensation	$ 859	$ 1,587